Income tax expense	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Income tax expense
41.	Income tax expense

(a)	Income tax expense for the years ended December 31, 2020, 2021 and 2022 are as follows:

	2020		2021	2022
Current income tax expense	~~W~~	1,131,254	1,498,819	1,666,075
Temporary differences (*)		131,862	(322,279)	(926,268)
Income tax recognized in other comprehensive income (*)		(7,321)	294,496	877,281

Income tax expenses	~~W~~	1,255,795	1,471,036	1,617,088

(*)
As the corporate tax rate was changed due to the tax law revision in the end of 2022, the effect of the tax rate change was reflected in deferred tax assets (liabilities) expected to be realized 2023 onward.

(b)	Income tax expense calculated by multiplying net income before tax with the tax rate for the years ended December 31, 2020, 2021 and 2022 are as follows:

	2020		2021	2022
Profit before income taxes	~~W~~	4,753,871	5,583,664	6,349,251

Income taxes at statutory tax rates		1,301,836	1,530,030	1,735,682
Adjustments:
Non-taxable income		(4,932)	(8,417)	(13,902)
Non-deductible expense		14,529	15,975	16,762
Tax credit		(88)	(159)	(1,233)
Other s		(55,550)	(66,393)	(120,221)

Income tax expense	~~W~~	1,255,795	1,471,036	1,617,088

Effective tax rate		26.42%	26.35	25.47

(c)	Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences for the years ended December 31, 2021 and 2022 are as follows:

	2021
	Beginning Balance		Profit or loss	Other comprehensive income (loss)	Ending Balance (*)
Unearned income	~~W~~	(328,278)	(12,714)	—	(340,992)
Account receivable		(29,078)	2,498	—	(26,580)
Financial assets measured at fair value		(142,085)	83,716	325,327	266,958
Investment in associates and etc.		161,270	22,616	(5,624)	178,262
Valuation and depreciation of property and equipment		(150,786)	14,616	—	(136,170)
Derivative asset (liability)		(55,590)	86,234	(8,995)	21,649
Deposits		27,632	(3,202)	—	24,430
Accrued expenses		140,864	13,852	—	154,716
Defined benefit obligation		538,654	26,411	(15,115)	549,950
Plan assets		(553,907)	(47,067)	(870)	(601,844)
Other provisions		312,278	77,268	—	389,546
Allowance for acceptances and guarantees		88,050	(55,588)	—	32,462
Allowance related to asset revaluation		(49,713)	—	—	(49,713)
Allowance for expensing depreciation		(337)	63	—	(274)
Accrued contributions		16,618	19,496	—	36,114
Financial liabilities designated at fair value through profit of loss		(28,226)	(46,429)	—	(74,655)
Allowances		223,651	(91,412)	—	132,239
Constructive dividend		16,291	446	—	16,737
Liability under insurance contracts		1,739	132	—	1,871
Deficit carried over		311	(311)	—	—
Others		(837,736)	(44,441)	(227)	(882,404)

		(648,378)	46,184	294,496	(307,698)

Expired unused tax losses:
Extinguishment of deposit and insurance liabilities		284,067	(17,462)	—	266,605

	~~W~~	(364,311)	28,722	294,496	(41,093)

(*)	Deferred tax assets from overseas subsidiaries are increased by ~~W~~ 939 million due to foreign exchange rate movements.

	2022
	Beginning Balance		Profit or loss	Other comprehensive income (loss)	Ending Balance (*1)(*2)
Unearned income	~~W~~	(340,992)	(9,780)	—	(350,772)
Account receivable		(26,580)	2,885	—	(23,695)
Financial assets measured at fair value		266,958	84,474	937,122	1,288,554
Investment in associates and etc.		178,262	(3,681)	8,829	183,410
Valuation and depreciation of property and equipment		(136,170)	34,750	—	(101,420)
Derivative asset		21,649	207,136	32,965	261,750
Deposits		24,430	12,617	—	37,047
Accrued expenses		154,716	55,021	(9)	209,728
Defined benefit obligation		549,950	23,951	(98,124)	475,777
Plan assets		(601,844)	(36,244)	2,107	(635,981)
Other provisions		389,546	9,304	—	398,850
Allowance for acceptances and guarantees		32,462	(8,039)	—	24,423
Allowance related to asset revaluation		(49,713)	1,822	—	(47,891)
Allowance for expensing depreciation		(274)	72	—	(202)
Accrued contributions		36,114	925	—	37,039
Financial liabilities designated at fair value through profit of loss		(74,655)	(204,434)	—	(279,089)
Allowances		132,239	33,839	—	166,078
Constructive dividend		16,737	450	—	17,187
Liability under insurance contracts		1,871	(15)	—	1,856
Others		(882,404)	(111,817)	(5,609)	(999,830)

		(307,698)	93,236	877,281	662,819

Expired unused tax losses:
Extinguishment of deposit and insurance liabilities		266,605	(47,047)	—	219,558

	~~W~~	(41,093)	46,189	877,281	882,377

(*1)	Deferred tax assets from overseas subsidiaries are decreased by ~~W~~ 2,797 million due to foreign exchange rate movements.
(*2)
As the corporate tax rate was changed due to the tax law revision in the end of 2022, the effect of the tax rate change was reflected in deferred tax assets (liabilities) expected to be realized 2023 onward.

(d)	Deferred tax assets and liabilities that are directly charged or credited to equity for the years ended December 31, 2021 and 2022 are as follows:

	January 1, 2021			Changes		December 31, 2021
	OCI		Tax effect	OCI	Tax effect	OCI	Tax effect
Gain (loss) on valuation of financial assets measured at FVOCI	~~W~~	335,800	(108,989)	(1,160,013)	318,331	(824,213)	209,342
Gain (loss) on financial liabilities measured at FVTPL attributable to changes in credit risk		(7,133)	1,961	4,627	(1,272)	(2,506)	689
Foreign currency translation adjustments for foreign operations		(374,944)	(2,117)	258,068	(6,226)	(116,876)	(8,343)
Gain (loss) on cash flow hedges		(67,935)	19,764	29,931	(8,232)	(38,004)	11,532
Equity in other comprehensive income of associates		6,850	(2,000)	6,512	(3,766)	13,362	(5,766)
The accumulated other comprehensive income(loss) in separate account (*)		25,412	(6,988)	(56,484)	15,211	(31,072)	8,223
Remeasurements of the defined benefit liability		(532,176)	146,396	58,820	(16,164)	(473,356)	130,232
Gain (loss) on valuation of financial asset measured at FVTPL (Overlay approach)		224,049	(62,130)	(31,924)	11,826	192,125	(50,304)

	~~W~~	(390,077)	(14,103)	(890,463)	309,708	(1,280,540)	295,605

	January 1, 2022			Changes		December 31, 2022
	OCI		Tax effect	OCI	Tax effect	OCI	Tax effect
Loss on valuation of financial assets measured at FVOCI	~~W~~	(824,213)	209,342	(3,293,654)	854,660	(4,117,867)	1,064,002
Loss on financial liabilities measured at FVTPL attributable to changes in credit risk		(2,506)	689	(4,508)	1,170	(7,014)	1,859
Foreign currency translation adjustments for foreign operations		(116,876)	(8,343)	13,091	(155)	(103,785)	(8,498)
Loss on cash flow hedges		(38,004)	11,532	(100,043)	29,551	(138,047)	41,083
Equity in other comprehensive income(loss) of associates		13,362	(5,766)	(24,196)	8,474	(10,834)	2,708
The accumulated other comprehensive loss in separate account(*)		(31,072)	8,223	(153,594)	40,387	(184,666)	48,610
Remeasurements of the defined benefit liability		(473,356)	130,232	347,388	(96,257)	(125,968)	33,975
Gain (loss) on valuation of financial asset measured at FVTPL (Overlay approach)		192,125	(50,304)	(299,934)	79,837	(107,809)	29,533

	~~W~~	(1,280,540)	295,605	(3,515,450)	917,667	(4,795,990)	1,213,272

(*)
Deferred tax effects, which are originated from the accumulated other comprehensive income in separate account, are included in the other liabilities of principle and interest guaranteed separate account’s financial statement.

(e)	The amount of deductible temporary differences that are not recognized as deferred tax assets as of December 31, 2021 and 2022 are as follows:

	2021		2022
Temporary differences related to Shinhan EZ General Insurance, Ltd. (*)	~~W~~	—	119,553

(*)
Shinhan EZ General Insurance, Ltd., a newly incorporated subsidiary for the current period, suffered a net loss for the current period, etc. As of the end of 2022, deferred corporate tax assets were not recognized as it was determined that the temporary difference to be deducted in excess of the temporary difference to be added and the tax loss were not feasible. The expiration date of unused carried tax losses not recognized as deferred tax assets as of the end of the reporting period is as follows:

	Less than 1 year		1~2 years	2~3 years	More than 3 years	Total
Tax loss carried-forward	~~W~~	9,207	19,979	9,006	76,230	114,422

(f)	The amount of temporary difference regarding investment in subsidiaries that are not recognized as deferred tax liabilities as of December 31, 2021 and 2022 are as follows:

	2021		2022
Investment in subsidiaries, etc.	~~W~~	(8,486,919)	(8,888,268)

(g)
The Group set off a deferred tax asset against a deferred tax liability of the same taxable entity if, and only if, they relate to income taxes levied by the same taxation authority and the entity has a legally enforceable right to set off current tax assets against current tax liabilities. Deferred tax assets and liabilities presented on a gross basis prior to any offsetting as of December 31, 2021 and 2022 are as follows:

	2021		2022
Deferred tax assets	~~W~~	593,852	1,072,327
Deferred tax liabilities		(634,945)	(189,950)

(h)
As of the end of 2022, the Group is in the process of litigation for cases where tax uncertainty exists (claim amount:
~~W~~
30,590 million). The Group determined that there is a high probability of winning the case and reflected it as current corporate tax assets and corporate tax expenses.